Note 3 - Inventories	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Inventory Disclosure [Text Block]

3. INVENTORIES

Inventories are summarized as follows:

	2024	2023
Raw materials	$740,543	$488,548
Work-in-process	153,004	132,511
Finished goods	1,169,397	922,194
Inventory allowance	(224,574)	(9,661)
Inventory, net	$1,838,370	$1,533,592